Deferred income tax assets and liabilities, net (Tables)	12 Months Ended
Jun. 30, 2022
Deferred tax assets and liabilities
Schedule of changes in deferred tax balances through equity and profit or loss

	As of June 30,
(in € thousands)	2020	2021	2022
Deferred tax assets / (liabilities), net
Beginning of fiscal year	(5,192)	(1,130)	(2,308)
Recognized through equity / other comprehensive income	2,318	—	1,249
Recognized through profit or loss	1,744	(1,178)	3,488
End of fiscal year	(1,130)	(2,308)	2,429

Schedule of deferred tax balances

	2021		2022
	Deferred tax		Deferred tax
(in € thousands)	Assets	Liabilities	Assets	Liabilities
Intangible assets and goodwill	331	(4,290)	291	(4,277)
Property and equipment	—	—	—	(75)
Receivables	262	(78)	230	—
Right-of-Use asset, contract asset and other assets	56	(4,172)	0	(6,112)
Lease liabilities, contract liabilities and other liabilities	3,893	(68)	6,263	(3)
Provisions	197	—	172	(107)
Other	—	—		(10)
Tax loss carryforwards	1,560	—	6,056	—
Total Gross	6,300	(8,608)	13,012	(10,584)
Netting	(6,300)	6,300	(6,922)	6,922
Total net	—	(2,308)	6,090	(3,661)